Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Sub-total	$ 1,425	$ 225
Less: accumulated depreciation	(225)	(219)
Total	1,200	6
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub-total	2	2
Office and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total	199	199
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Sub-total	1,200
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Sub-total	$ 24	$ 24